Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions
Schedule of purchase price allocation

	For the Year Ended December 31,
	2010	2011	2012
	(In thousands)
Cash paid (net of cash acquired)	$165,802	$899	$6,043
Notes issued	—	1,020	1,844

	165,802	1,919	7,887
Contingent consideration	—	—	1,500
Liabilities assumed	48,479	701	107

	214,281	2,620	9,494
Fair value of assets acquired, principally accounts receivable and property and equipment	113,894	767	1,313
Trademark	16,529	—	—
Accreditations	856	—	—
Certificates of need	456	—	—
Non-controlling interests	(437)	(602)	(970)

Cost in excess of fair value of net assets acquired (goodwill)	$82,983	$2,455	$9,151

Regency
Acquisitions
Schedule of purchase price allocation

The purchase price allocation reflecting the finalization of the intangible asset valuation and the post-closing settlement of working capital which occurred during the year ended December 31, 2011 is as follows (in thousands):

Cash paid, net of cash acquired of $11.3 million	$161,445

Fair value of net tangible assets acquired:
Accounts receivable	22,749
Other current assets	5,053
Property and equipment	82,688
Other assets	3,379
Current liabilities	(48,136)
Other liabilities	(1,528)

Net tangible assets acquired	64,205
Tradename	9,851
Accreditations	822
Certificates of need	475
Goodwill	86,092

$161,445

Schedule of pro forma unaudited results of operations

Pro-Forma Unaudited Results for the Year Ended December 31, 2010
(In thousands, except per share data)
Net revenue	$2,625,235
Net income	$98,463